United States
Securities and Exchange Commission
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-01920

__________________________________________________________

(Exact name of registrant as specified in charter)

                          Stralem Fund

(Address of principal executive offices) (Zip code)

 645 Madison Ave, New York, NY 10022

(Name and address of agent for service)

    Registrant's telephone number, including area code:     (212) 888-8123

    Date of fiscal year end:     October 31, 2005

    Date of reporting period:      January 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507

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STRALEM BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES
January 31, 2006
(unaudited)

Number of
Shares/Face Value		Fair Value
	Common stocks (56.77%):
	Aerospace/Defense (3.74%):
26,200	L-3 Communications Holdings, Inc	$ 2,122,724
	Communications Equipment (2.71%):
*82,900	Cisco Systems Inc	1,539,453
	Electrical Equipment (4.01%):
29,400	Emerson Electric Co	2,277,030
	Electrical Utilities (1.71%):
22,200	Progress Energy, Inc	968,364
	Health Care - Equipment (1.58%):
15,900	Medtronic Inc	897,873
	Health Care - Managed Care (4.71%):
45,000	UnitedHealth Group, Inc	2,673,900
	Industrial Machinery (3.28%):
47,400	Ingersoll-Rand Co Ltd	1,861,398
	Insurance-Multi-Line (6.66%):
16,700	American International Group, Inc	1,093,182
27,200	Loews Corporation	2,684,368
	Multi Utilities (1.87%):
22,600	Consolidated Edison, Inc	1,062,426
	Oil & Gas Integrated (1.85%):
17,700	Chevron Corp.	1,051,026
	Pharmaceuticals (6.69%):
36,900	Abbott Laboratories	1,592,235
27,200	Johnson & Johnson	1,565,088
24,700	Pfizer Incorporated	634,296
	Restaurants (4.45%):
72,100	McDonald’s Corporation	2,524,221
	Retail - Home Improvement (8.05%):
54,900	Home Depot, Inc	2,226,195
36,900	Lowes Companies, Inc	2,344,995
	Semiconductor (2.67%):
71,300	Intel Corp.	1,516,551
	Systems Software (2.79%):
56,200	Microsoft Corp.	1,582,030
		30,635,325.00

	United States Government obligations (41.78%):
	Treasury bonds and notes:
2,000,000	February 15, 2006; 5.625%	2,001,250
8,500,000	February 15, 2007; 2.25%	8,303,438
13,000,000	May 15, 2009; 5.50%	13,406,250
		23,710,938

	Money market mutual funds (1.45%):
	Dreyfus NY Muni Cash Management Fund	822,056

	Total Portfolio (cost $47,179,957)	$ 14,988,280

*Nonincome producing

STRALEM EQUITY FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES
January 31, 2006
(unaudited)

Number of
Shares/Face Value		Fair Value
	Common stocks (88.94%):
	Aerospace/Defense (3.23%):
29,000	L-3 Communications Holdings, Inc	$ 2,349,580
	Communications Equipment (2.54%):
*99,600	Cisco Systems Inc	1,849,572
	Diversified Chemicals (3.00%):
45,300	Eastman Chemical Co	2,183,913
	Electrical Equipment (3.33%):
31,300	Emerson Electric Co	2,424,185
	Electrical Utilities (5.92%):
47,900	Progress Energy, Inc	2,089,398
63,700	Southern Co.	2,216,760
	Health Care - Equipment (1.03%):
13,200	Medtronic Inc	745,404
	Health Care - Managed Care (3.38%):
41,400	UnitedHealth Group, Inc	2,459,988
	Household Appliances (3.74%):
33,750	Whirlpool Corp	2,722,950
	Industrial Machinery (2.95%):
54,600	Ingersoll-Rand Co Ltd	2,144,142
	Insurance - Multi-Line (6.89%):
35,300	American International Group, Inc	2,310,738
27,300	Loews Corporation	2,694,237
	Multi Utilities (8.67%):
40,000	Ameren Corp.	2,030,400
44,400	Consolidated Edison, Inc	2,087,244
60,700	KeySpan Corporation	2,180,344
	Oil & Gas Exploration/Production (6.18%):
13,100	Anadarko Petroleum Corp	1,412,442
45,200	Devon Energy Corp.	3,083,092
	Oil & Gas Integrated (5.62%):
43,800	Chevron Corp.	2,600,844
15,200	Occidental Petroleum Corp	1,485,192
	Oil & Gas Refining/Marketing (5.42%):
41,400	Sunoco, Inc	3,941,280
	Pharmaceuticals (7.27%):
41,100	Abbott Laboratories	1,773,465
26,550	Johnson & Johnson	1,527,687
77,100	Pfizer Incorporated	1,979,928
	Restaurants (3.25%):
67,400	McDonald’s Corporation	2,359,674
	Retail - Home Improvement (5.89%):
52,800	Home Depot, Inc	2,141,040
33,600	Lowes Companies, Inc	2,135,280
	Semiconductor (1.79%):
61,200	Intel Corp.	1,301,724
	Systems Software (2.15%):
55,600	Microsoft Corp.	1,565,140
	carried forward	$119,591,286.00

STRALEM EQUITY FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (continued)
January 31, 2006
(unaudited)

Number of
Shares/Face Value		Fair Value
	Common stocks (continued):
	brought forward	$ 59,795,643
	Thrift & Mortgage Financing (3.60%):
38,600	Federal Home Loan Mortgage Corp.	2,619,396
	Tobacco (3.09%):
31,100	Altria Group, Inc	2,249,774

		64,664,813

	United States Government obligations (6.16%):
	Treasury bills:
2,000,000	March 2, 2006	1,993,572
2,500,000	March 16, 2006	2,487,876
		4,481,448

	Money market mutual funds (4.90%):
	Dreyfus NY Muni Cash Management Fund	3,562,834

	Total Portfolio (cost $60,491,376)	$72,709,095.00

* Nonincome producing

Item 1. Schedule of Investments.

•	Stralem Balanced Fund

•	Stralem Equity Fund

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940 (17 CPR 270.30a-3 (c)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits.

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Stralem Fund

By (Signature and Title)* /s/ Philippe E. Baumann
               Philippe E. Baumann
                   President

Date    2/15/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Hirschel B. Abelson
                Hirschel B. Abelson
                    Treasurer

Date     2/15/2006

CERTIFICATION

I, Philippe E. Baumann, certify that:

1. I have reviewed this report on Form N-Q of Stralem Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: 2/15/2006	/s/ Philippe E Baumann Signature - Philippe E Baumann President

CERTIFICATION

I, Hirschel B. Abelson, certify that:

1. I have reviewed this report on Form N-Q of Stralem Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: 2/15/2006	/s/ Hirschel B. Abelson Signature - Hirschel B. Abelson Treasurer